Quarterly Holdings Report
for
Fidelity Freedom® 2050 Fund
June 30, 2026
F50-NPRT1-0826
1.833437.120
Bond Funds - 3.8%
	Shares	Value ($)
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (b)	1,359,681	10,415,157
Fidelity Series Emerging Markets Debt Fund (b)	14,560,373	126,238,437
Fidelity Series Emerging Markets Debt Local Currency Fund (b)	3,287,187	31,721,358
Fidelity Series Floating Rate High Income Fund (b)	2,276,428	19,736,634
Fidelity Series High Income Fund (b)	13,757,223	122,989,578
Fidelity Series International Credit Fund (b)	598,176	5,090,474
Fidelity Series International Developed Markets Bond Index Fund (b)	14,663,875	125,229,493
Fidelity Series Long-Term Treasury Bond Index Fund (b)	96,064,061	512,021,443
Fidelity Series Real Estate Income Fund (b)	1,938,372	19,616,323
TOTAL BOND FUNDS (Cost $1,022,753,666)		973,058,897

Domestic Equity Funds - 55.0%
	Shares	Value ($)
Fidelity Series All-Sector Equity Fund (b)	36,032,226	545,888,219
Fidelity Series Blue Chip Growth Fund (b)	54,404,013	1,481,965,308
Fidelity Series Commodity Strategy Fund (b)	480,327	51,495,872
Fidelity Series Growth Company Fund (b)	78,709,814	2,661,965,906
Fidelity Series Intrinsic Opportunities Fund (b)	23,830,099	288,344,196
Fidelity Series Large Cap Stock Fund (b)	92,483,003	2,730,098,256
Fidelity Series Large Cap Value Index Fund (b)	36,561,528	774,373,158
Fidelity Series Opportunistic Insights Fund (b)	55,341,480	1,574,465,113
Fidelity Series Small Cap Core Fund (b)	5,633,754	91,492,163
Fidelity Series Small Cap Discovery Fund (b)	16,068,149	211,456,843
Fidelity Series Small Cap Opportunities Fund (b)	22,262,025	449,915,518
Fidelity Series Stock Selector Large Cap Value Fund (b)	111,605,935	1,726,543,808
Fidelity Series Value Discovery Fund (b)	84,298,206	1,573,004,531
TOTAL DOMESTIC EQUITY FUNDS (Cost $8,849,298,137)		14,161,008,891

International Equity Funds - 40.8%
	Shares	Value ($)
Fidelity Series Canada Fund (b)	47,567,711	995,116,509
Fidelity Series Emerging Markets Fund (b)	46,694,572	712,559,162
Fidelity Series Emerging Markets Opportunities Fund (b)	89,571,309	2,878,821,857
Fidelity Series International Growth Fund (b)	88,750,381	1,914,345,723
Fidelity Series International Small Cap Fund (b)	10,390,533	196,484,983
Fidelity Series International Value Fund (b)	112,483,809	1,882,978,967
Fidelity Series Overseas Fund (b)	117,333,569	1,899,630,485
Fidelity Series Select International Small Cap Fund (b)	1,307,249	20,223,138
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $6,786,672,600)		10,500,160,824

U.S. Treasury Obligations - 0.3%
	Yield (%) (c)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 7/16/2026 (d)	3.64 to 3.65	2,950,000	2,945,576
US Treasury Bills 0% 7/2/2026 (d)	3.63 to 3.65	12,660,000	12,658,734
US Treasury Bills 0% 7/23/2026 (d)	3.63	25,150,000	25,094,849
US Treasury Bills 0% 7/30/2026 (d)	3.62	20,780,000	20,719,822
US Treasury Bills 0% 7/9/2026 (d)	3.63	5,240,000	5,235,766
US Treasury Bills 0% 8/13/2026 (d)	3.63	6,800,000	6,770,362
US Treasury Bills 0% 8/27/2026 (d)	3.62 to 3.63	2,120,000	2,107,678
US Treasury Bills 0% 8/6/2026 (d)	3.63	4,390,000	4,374,130
US Treasury Bills 0% 9/10/2026 (d)	3.64 to 3.67	5,920,000	5,877,443
US Treasury Bills 0% 9/17/2026 (d)	3.66	1,340,000	1,329,416
US Treasury Bills 0% 9/3/2026 (d)	3.65 to 3.66	670,000	665,646
TOTAL U.S. TREASURY OBLIGATIONS (Cost $87,780,540)			87,779,422

Money Market Funds - 0.2%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (e) (Cost $39,881,989)	3.69	39,874,084	39,882,058

TOTAL INVESTMENT IN SECURITIES - 100.1% (Cost $16,786,386,932)	25,761,890,092
NET OTHER ASSETS (LIABILITIES) - (0.1)%	(23,650,556)
NET ASSETS - 100.0%	25,738,239,536

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value and Unrealized Appreciation/ (Depreciation) ($)
LONG
CBOT 10Y Ultra US Treasury Notes Contracts (United States)	3,508	9/2026	393,882,625	4,158,530
CBOT US Treasury Long Bond Contracts (United States)	5,168	9/2026	584,307,000	12,991,185
CBOT US Treasury Ultra Bond Contracts (United States)	2,666	9/2026	308,089,625	5,293,128
Ice Futures U.S. Msci Eafe Contracts (United States)	1,316	9/2026	206,960,740	(440,344)
Ice Futures U.S. Msci Emerging Markets Index Contracts (United States)	2,423	9/2026	212,896,895	(89,205)
TOTAL LONG				21,913,294
SHORT
Chicago Mercantile Exchange Russell 2000 Index Contracts (United States)	(1,315)	9/2026	(200,248,200)	(6,374,201)
Chicago Mercantile Exchange Standard & Poors Indices Contracts (United States)	(462)	9/2026	(174,364,575)	(2,069,861)
TOTAL SHORT				(8,444,062)
TOTAL FUTURES CONTRACTS				13,469,232

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Affiliated fund.
(c)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(d)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $86,907,509.
(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	34,621,827	187,193,959	181,933,798	248,731	-	70	39,882,058	39,874,084	0.1%
Total	34,621,827	187,193,959	181,933,798	248,731	-	70	39,882,058

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	10,322,767	224,157	240,346	5,447	(3,348)	111,927	10,415,157	1,359,681
Fidelity Series All-Sector Equity Fund	460,668,982	13,147,838	10,365,270	-	2,351,758	80,084,911	545,888,219	36,032,226
Fidelity Series Blue Chip Growth Fund	1,290,728,434	30,168,321	181,266,957	-	26,079,280	316,256,230	1,481,965,308	54,404,013
Fidelity Series Canada Fund	906,370,104	84,020,957	18,404,355	-	6,132,701	16,997,102	995,116,509	47,567,711
Fidelity Series Commodity Strategy Fund	152,020,532	4,217,372	101,712,606	-	13,530,814	(16,560,240)	51,495,872	480,327
Fidelity Series Emerging Markets Debt Fund	117,817,707	6,708,568	2,536,007	1,752,885	183,466	4,064,703	126,238,437	14,560,373
Fidelity Series Emerging Markets Debt Local Currency Fund	30,768,625	510,319	644,877	-	11,945	1,075,346	31,721,358	3,287,187
Fidelity Series Emerging Markets Fund	591,892,546	19,476,875	22,587,296	-	3,879,289	119,897,748	712,559,162	46,694,572
Fidelity Series Emerging Markets Opportunities Fund	2,343,612,674	51,669,189	70,479,141	-	15,690,424	538,328,711	2,878,821,857	89,571,309
Fidelity Series Floating Rate High Income Fund	19,421,443	721,688	427,740	357,174	(283)	21,526	19,736,634	2,276,428
Fidelity Series Government Money Market Fund	-	79,487,051	79,487,051	161,264	-	-	-	-
Fidelity Series Growth Company Fund	2,311,904,543	58,328,119	318,343,978	-	62,642,939	547,434,283	2,661,965,906	78,709,814
Fidelity Series High Income Fund	118,234,014	5,366,669	2,487,667	1,946,824	89,362	1,787,200	122,989,578	13,757,223
Fidelity Series International Credit Fund	5,051,957	43,200	58,803	43,200	254	53,866	5,090,474	598,176
Fidelity Series International Developed Markets Bond Index Fund	134,157,941	7,522,811	17,556,550	1,124,583	(693,797)	1,799,088	125,229,493	14,663,875
Fidelity Series International Growth Fund	1,693,176,507	35,095,206	70,279,239	-	11,380,035	244,973,214	1,914,345,723	88,750,381
Fidelity Series International Small Cap Fund	214,384,675	1,551,529	37,247,734	-	7,449,347	10,347,166	196,484,983	10,390,533
Fidelity Series International Value Fund	1,697,538,751	118,539,502	34,129,302	-	9,630,074	91,399,942	1,882,978,967	112,483,809
Fidelity Series Intrinsic Opportunities Fund	288,778,483	1,887,700	39,050,510	-	1,351,694	35,376,829	288,344,196	23,830,099
Fidelity Series Large Cap Stock Fund	2,300,689,189	191,694,649	48,538,530	-	16,685,847	269,567,101	2,730,098,256	92,483,003
Fidelity Series Large Cap Value Index Fund	672,026,579	36,001,500	28,054,062	-	4,902,047	89,497,094	774,373,158	36,561,528
Fidelity Series Long-Term Treasury Bond Index Fund	426,871,825	119,695,504	34,208,890	4,200,368	(6,671,039)	6,334,043	512,021,443	96,064,061
Fidelity Series Opportunistic Insights Fund	1,367,336,395	33,166,468	49,833,661	-	10,338,026	213,457,885	1,574,465,113	55,341,480
Fidelity Series Overseas Fund	1,698,174,722	56,716,088	48,465,285	-	7,921,546	185,283,414	1,899,630,485	117,333,569
Fidelity Series Real Estate Income Fund	19,286,865	543,291	425,027	178,778	(1,095)	212,289	19,616,323	1,938,372
Fidelity Series Select International Small Cap Fund	17,923,253	958,124	252,895	-	55,851	1,538,805	20,223,138	1,307,249
Fidelity Series Small Cap Core Fund	65,016,544	16,518,771	1,384,965	2,391,779	250,667	11,091,146	91,492,163	5,633,754
Fidelity Series Small Cap Discovery Fund	181,694,682	2,708,297	12,683,345	2,220,405	1,322,772	38,414,437	211,456,843	16,068,149
Fidelity Series Small Cap Opportunities Fund	425,527,055	2,262,742	57,231,174	-	17,698,030	61,658,865	449,915,518	22,262,025
Fidelity Series Stock Selector Large Cap Value Fund	1,497,332,780	126,521,448	47,169,060	-	7,655,458	142,203,182	1,726,543,808	111,605,935
Fidelity Series Value Discovery Fund	1,359,248,998	111,211,949	48,887,457	-	8,423,968	143,007,073	1,573,004,531	84,298,206
	22,417,979,572	1,216,685,902	1,384,439,780	14,382,707	228,288,032	3,155,714,886	25,634,228,612

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Treasury Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Interest Rate Risk - Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

The Fund used futures contracts to manage its exposure to the bond market and fluctuations in interest rates.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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